DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

June 7, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of DWS Multi-Asset Growth Allocation Fund (to be renamed DWS Equity Sector Strategy Fund) (“Fund”), a series of Deutsche DWS Asset Allocation Trust (“Trust”) (Reg. Nos. 033-86070; 811-08606)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 60 under the Securities Act of 1933 (“Securities Act”) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Trust has designated on the facing page of the Amendment that it will become effective on August 9, 2021. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect: (i) a new fund name; (ii) the adoption of a new non-fundamental investment policy to invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities; and (iii) a new benchmark index, the S&P 500® Index. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on November 24, 2020 in Post-Effective Amendment No. 59 to the Trust’s Registration Statement under the Securities Act.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.